Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2024
Fidelity Freedom Index 2010 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.83%
Past 5 years	4.86%
Past 10 years	4.23%
Fidelity Freedom Index 2010 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.60%
Past 5 years	3.19%
Past 10 years	2.92%
Fidelity Freedom Index 2010 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.02%
Past 5 years	3.40%
Past 10 years	2.97%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F1901
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Past 10 years	4.37%